ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 59,101	$ 61,362
Accrued liabilities	15,172	15,184
Accounts payable and accrued liabilities	$ 74,273	$ 76,546